Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Prepaid state income taxes	$ 12.2	$ 5.2
Gross unrecognized tax benefits	15.7	21.9
Unrecognized tax benefits, accrued interest	1.7
Tax position, change is reasonably possible in the next twelve month	1.0
Federal
Prepaid state income taxes	4.1
State
Prepaid state income taxes	$ 8.1